Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Intangible assets, net
Total		¥ 14,475			¥ 20,261
Less: Accumulated amortization		(4,789)			(8,471)
Intangible assets, net		9,686		$ 1,715	11,790
Amortization expenses	¥ 3,682	2,875	¥ 1,042
Trademarks and accounting ERP software
Intangible assets, net
Total		2,366			2,366
Software
Intangible assets, net
Total		10,323			13,522
Copy rights
Intangible assets, net
Total		¥ 1,786			¥ 4,373